TAXATION	12 Months Ended
Dec. 31, 2017
TAXATION [Abstract]
TAXATION
7.	TAXATION

The Company and its subsidiaries file separate income tax returns.

Cayman Islands

Under the current laws of the Cayman Islands, the Company and its subsidiaries in Cayman Islands are not subject to tax on its income or capital gains. In addition, upon any payment of dividends by the Company, no Cayman Islands withholding tax is imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands(“BVI”), the Company’s subsidiary in BVI is not subject to tax on its income or capital gains. In addition, upon any payment of dividends by the Company, no British Virgin Islands withholding tax is imposed.

People’s Republic of China

On March 16, 2007, the National People's Congress approved the Corporate Income Tax Law of the People's Republic of China (the "CIT Law") with effective on January 1, 2008. The CIT Law enacted a statutory income tax rate of 25%. As foreign invested enterprises, Jiangxi Jinko and Zhejiang Jinko are entitled to a two year tax exemption from CIT and a 50% CIT reduction for the succeeding three years thereafter. Jiangxi Jinko and Zhejiang Jinko are each subject to CIT rate of 12.5% from year 2010 to year 2012. Starting from year 2013, three of the major subsidiaries of the Group, Jiangxi Jinko, Zhejiang Jinko and Jinko Materials were recognized by State Administration of Taxation as a “National High and New Technology Enterprise”, entitling them to a preferential tax rate of 15%. In November 2016, Jiangxi Jinko successfully renewed the qualification and continued to enjoy the preferential tax rate of 15%.

Under the CIT Law, 10% withholding income tax ("WHT") will be levied on foreign investors for dividend distributions from foreign invested enterprises' profit earned after January 1, 2008. For certain treaty jurisdictions such as Hong Kong which has signed double tax arrangement with the PRC, the applicable WHT rate could be reduced to 5% if foreign investors directly hold at least 25% shares of invested enterprises at any time throughout the 12-month period preceding the entitlement to the dividends and they are also qualified as beneficial owners to enjoy the treaty benefit. Deferred income taxes are not provided on undistributed earnings of the Company's subsidiaries that are intended to be permanently reinvested in China. Cumulative undistributed earnings of the Company's PRC subsidiaries intended to be permanently reinvested totalled RMB2,025,814,478, RMB2,869,500,611 and RMB3,121,934,696 as of December 31, 2015, 2016, 2017 respectively, and the amount of the unrecognized deferred tax liability, calculated based on the 5% rate, on the permanently reinvested earnings was RMB101,290,724, RMB143,475,031, RMB156,096,735 as of December 31, 2015, 2016, 2017 respectively.

Hong Kong

The Company's subsidiaries established in Hong Kong are subject to Hong Kong profit tax at a rate of 16.5% on its assessable profit.

Luxemburg

Jinko Luxemburg is incorporated in Luxemburg and is subject to corporate income tax at 28.8%.

Japan

Jinko Japan is incorporated in Japan and is subject to corporate income tax at 38.0%.

European Countries

Jinko Switzerland is incorporated in Switzerland and according to its current business model where it employs limited staff and generates income exclusively from trading activities conducted outside Switzerland, is subject to a combined federal, cantonal and communal tax rate of 8.5% in 2017.

Jinko GMBH is incorporated in Germany and is subject to Germany profit tax rate of approximately 33% on the assessable profit.

Jinko Italy is incorporated in Italy and is subject to corporate income tax at 31.4%.

Jinko France is incorporated in France and is subject to corporate income tax at 33.33%.

Jinko Portugal is incorporated in Portugal and is subject to corporate income tax at 23%.

United States

Jinko US, Jinko US holding, and Jinko Solar (U.S.) Industries are Delaware incorporated corporations that are subject to U.S. corporate income tax on taxable incomes at a rate of up to 21% for taxable years beginning after December 31, 2017 and U.S. corporate income tax on taxable incomes of up to 35% for prior tax years. The U.S. Tax Reform signed into law on December 22, 2017 significantly modified the U.S. Internal Revenue Code by, among other things, reducing the statutory U.S. federal corporate income tax rate from 35% to 21% for taxable years beginning after December 31, 2017; limiting and/or eliminating many business deductions; and migrating the U.S. to a territorial tax system.

Malaysia

The Income Tax Act 1967 of Malaysia, revised in 1971, enacted a statutory income tax rate of 24%. Nevertheless, Malaysia offers a wide range of tax incentives, including tax exemptions, capital allowances, and enhanced tax deductions, to attract foreign direct investment. Incorporated in Malaysia, Jinko Malaysia is entitled to a five year 100% tax exemption, approved in February 2017 and retrospectively effective from August 2015, under the pioneer status (PS) incentive scheme as a company engaged in producing high technology products identified by the Malaysian Investment Development Authority (MIDA).

Canada

Jinko Canada is incorporated in Canada and is subject to a federal corporate income tax of 15% and provinces and territories income tax of 11.5%.

Australia

Jinko Australia is incorporated in Australia and is subject to corporate income tax at 30%.

South Africa

Jinko South Africa is incorporated in South Africa and is subject to corporate income tax at 28%.

Brazil

Jinko Brazil is incorporated in Brazil and is subject to corporate income tax at 15%.

Mexico

Jinko Mexico is incorporated in Mexico and is subject to corporate income tax at 30%.

Composition of Income Tax Expense

Income/(loss) from continuing operations before income taxes for the years ended December 31, 2015, 2016 and 2017 were taxed within the following jurisdictions:

	For the year ended December 31
	2015	2016	2017
	RMB	RMB	RMB
Cayman Islands	(5,667,142)	(122,966,973)	8,709,933
PRC	786,947,233	1,394,413,594	438,904,245
Other countries	85,793,052	(23,724,060)	(298,739,141)
Income from continuing operations before income taxes	867,073,143	1,247,722,561	148,875,037

For the years ended December 31, 2015 and 2016, the losses attributed to Cayman Islands was mainly due to the fair value loss from convertible senior notes and capped call options. For the year ended December 31, 2017, the income attributed to Cayman Islands was mainly due to the guarantee income from Jiangxi Jinko Engineering (Note 31). For the year ended December 31, 2017, the losses attributed to other countries was mainly due to the decline in the average selling price of solar modules which caused significant losses in the Company’s overseas manufactory subsidiaries, particularly our Malaysian operations, which sells to the U.S. market.

The current and deferred positions of income tax expense from continuing operations included in the consolidated statement of operations for the years ended December 31, 2015, 2016 and 2017 are as follows:

	For the year ended December 31
	2015	2016	2017
	RMB	RMB	RMB
Current income tax expenses
PRC	(104,597,580)	(234,278,825)	(39,138,531)
Other countries	(12,024,951)	(35,469,815)	27,002,786
Total current income tax expenses	(116,622,531)	(269,748,640)	(12,135,745)
Deferred tax benefit	16,088,702	12,261,634	7,507,742
Income tax expense, net	(100,533,829)	(257,487,006)	(4,628,003)

Reconciliation of the differences between statutory tax rate and the effective tax rate

Reconciliation between the statutory CIT rate and the Company's effective tax rate from continuing operations is as follows:

	For the year ended December 31
	2015	2016	2017
	%	%	%
Statutory CIT rate	25.0	25.0	25.0
Effect of permanent differences:
—Share-based compensation expenses	2.0	1.1	6.6
—Change in fair value of convertible senior notes and capped call options	0.4	2.2	0.0
—Accrued payroll and welfare expenses	1.3	1.0	13.4
—Change of enacted tax rate	(3.5)	0.4	(12.1)
—Other tax preferences	(2.0)	(0.0)	(42.3)
Difference in tax rate of a subsidiary outside the PRC	(1.1)	0.9	7.5
Effect of tax holiday for subsidiaries	(9.1)	(10.9)	(8.8)
Change in valuation allowance	(1.4)	0.9	13.8
Effective tax rate	11.6	20.6	3.1

Change of enacted tax rate includes -3.5% impact (RMB30,046,299), 0.4% impact (RMB5,603,309), and -12.1% impact (RMB17,769,398) related to revaluation of deferred tax assets and liabilities upon the change of certain tax holidays during the year ended December 31, 2015, 2016 and 2017, respectively.

Other tax preferences were mainly due to the reversal of income tax expense amounting of RMB 17.3 million of one of the Company’s overseas subsidiaries upon receiving a tax exemption for a five-year period starting from August 2015 to July 2020 in the first quarter of 2017, as well as the additional 2016 income tax deduction amounting of RMB 41.8 million for R&D costs approved by local tax bureau in the second quarter of 2017.

The aggregate amount and per share effect of reduction of CIT for certain PRC subsidiaries as a result of tax holidays are as follows:

	For the year ended December 31
	2015	2016	2017
	RMB	RMB	RMB
The aggregate amount of effect	79,037,989	135,724,429	36,268,723
Per share effect—basic	0.63	1.08	0.28
Per share effect—diluted	0.62	1.04	0.27

Decrease of the aggregate amount of tax holidays effect in 2017 was mainly due to the decrease of profits in Jiangxi Jinko, Zhejiang Jinko and Jinko Materials, who were certified as “National High and New Technology Enterprise” entitling them to a preferential tax rate of 15%

Significant components of deferred tax assets/(liability)—current

For the year ended December 31
2016
RMB
Net operating losses	17,458,359
Provision for inventories, accounts receivable, other receivable	81,441,291
Change in fair value of forward contracts	(96,131)
Accrued warranty costs	10,505,141
Accrued interest	637,754
Timing difference for revenue recognition	10,974,242
Other temporary differences	18,278,850
Total deferred tax assets	139,199,506
Less: Valuation allowance	(8,523,851)
Deferred tax assets—current, net	130,675,655

Other temporary differences	(17,074,064)
Deferred tax liabilities—current, net	(17,074,064)

The Company adopted ASC 740-10-45-4 in 2017 for deferred tax classification on a prospective basis and beginning in 2017 all deferred tax assets and liabilities are classified as non-current.

Significant components of deferred tax assets/liability—non-current

	For the year ended December 31
	2016	2017
	RMB	RMB
Net operating losses	57,699,650	125,206,224
Accrued warranty costs	118,214,437	147,133,263
Provision for inventories, accounts receivable, other receivable	-	54,705,934
Timing difference for project assets, property, plant and equipment	8,463,603	11,804,621
Timing difference for revenue recognition of retainage contract	8,113,322	13,764,075
Other temporary differences	-	9,201,353
Total deferred tax assets	192,491,012	361,815,470
Less: Valuation allowance	(57,699,650)	(86,443,363)
Deferred tax assets—non-current, net	134,791,362	275,372,107
Timing difference for project assets, property, plant and equipment	(50,625,310)	(70,121,943)
Other temporary differences	(25,220)	-
Deferred tax liabilities—non-current, net	(50,650,530)	(70,121,943)

Movement of valuation allowances

	For the year ended December 31
	2015	2016	2017
	RMB	RMB	RMB
At beginning of year	(67,263,314)	(54,792,006)	(66,223,501)
Current year additions	(20,392,519)	(38,362,418)	(42,043,420)
Utilization and reversal of valuation allowances	32,863,827	26,930,923	21,823,558
At end of year	(54,792,006)	(66,223,501)	(86,443,363)

Valuation allowances were determined by assessing both positive and negative evidence and have been provided on the net deferred tax asset due to the uncertainty surrounding its realization. As of December 31, 2016 and 2017, valuation allowances of RMB66,223,501 and RMB86,443,363 were provided against deferred tax assets because it was more likely than not that such portion of deferred tax will not be realized based on the Group’s estimate of future taxable incomes of all its subsidiaries. If events occur in the future that allow the Group to realize more of its deferred tax assets than the presently recorded amount, an adjustment to the valuation allowances will result in a non-cash income statement benefit when those events occur. Certain valuation allowance was reversed in 2017 when certain subsidiaries generated sufficient taxable income to utilize the deferred tax assets. Due to the strong financial performance and cumulative income position of certain subsidiaries, the Company has determined that the future taxable income of those subsidiaries is sufficient to realize the benefits of such deferred tax assets. As a result, the Company reversed the valuation allowance of RMB32.9 million, RMB26.9 million and RMB21.8 million in 2015, 2016 and 2017, respectively.